Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies
Schedule of minimum future rental payments under operating leases

Minimum future rental payments under operating leases for the years ending December 31 are as follows:

2013	823,000
2014	823,000
2015	823,000
2016	823,000
2017	823,000
Thereafter	5,159,795
Total minimum future payments	$9,274,795